Significant Accounting Policies (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of calculation of net loss including accretion to redemption
For the Period from January 26, 2021 (inception) through December 31, 2021
Net loss	$(1,923,605)
Accretion of carrying value to redemption value	(4,574,459)
Net loss including accretion of carrying value to redemption value	$(6,498,064)

Schedule of net loss per share
	For the Three Months Ended March 31, 2022		For the Period from January 26, 2021 (inception) through March 31, 2021
	Redeemable Ordinary Stock	Non-Redeemable Ordinary Stock	Redeemable Ordinary Stock	Non-Redeemable Ordinary Stock
Basic and diluted net loss per share:
Numerators:
Allocation of net loss	$(486,259)	$(145,913)	$—	$(4,510)
Denominators:
Weighted-average shares outstanding	4,488,986	1,347,027	—	1,000,000 (1)
Basic and diluted net loss per share	$(0.11)	$(0.11)	$—	$(0.00)

	For the Period From January 26, 2021 (inception) through December 31, 2021
	Redeemable Ordinary Shares	Non-Redeemable Ordinary Shares
Basic and diluted net loss per share:
Numerators:
Allocation of net loss including carrying value to redemption value	$(4,675,369)	$(1,822,695)
Accretion of carrying value to redemption value	4,574,459	—
Allocation of net loss	$(100,910)	$(1,822,695)
Denominators:
Weighted-average shares outstanding	3,191,545	1,244,225
Basic and diluted net loss per share	$(0.03)	$(1.46)